Transactions and balances with related parties	12 Months Ended
Dec. 31, 2018
Disclosure of transactions between related parties [abstract]
Transactions and balances with related parties

18)	Transactions and balances with related parties

a.Transactions	with related parties, carried out in the ordinary course of business, were as follows:

	2 0 1 8	As restated 2 0 1 7	As restated 2 0 1 6

Holding company
Interest expense	$7,346	$5,325	$4,590
Interest income	210,514	198,054	49,321

Management staff
Administrative services expenditures	23,494	25,603	23,717

Other related parties
Sales	20,375	3,632	5,160
Purchases	372,759	51,760	324,145
Direct short-term benefits (*)	90,600	82,447	71,629

(*) Correspond to the salaries, allowances and bonuses paid to the executives of Simec.

b.	Balances receivable from and payable to related parties are integrated as follows (See note 24):

	December 31,
	2 0 1 8	As restated 2 0 1 7
Short term
Accounts receivable:
Compañía Laminadora Vista Hermosa, S.A. de C.V.	$360	$3,056
Operadora Construalco, S.A. de C.V.	548	793
Compañia Manufacturera de Tubos, S.A. de C.V.		39,153
Operadora Industrial de Herramientas, S.A. de C.V.	912	1,731
Perfiles Comerciales Sigosa, S.A. de C.V.	1,597
Joist del Golfo, S.A. de C.V.	6,516	5,328
Proyectos Comerciales el Ninzi, S.A. de C.V.		145,824
Others	5,798	5,579
	$15,731	$201,464
These balances correspond to accounts receivable for services and / or sales of specific finished products for their activity.

Loans to related parties:
Compañia Laminadora Vista Hermosa, S.A. de C.V.	$183,171
Operadora Compañia Mexicana de Tubos, S.A. de C.V.	38,232
Compañia Manufacturera de Tubos, S.A. de C.V.	44,472
	265,875
Total short term	$281,606	$201,464

Loans granted to related parties

In 2018 loans were granted to Compañia Laminadora Vista Hermosa, S.A. de C.V. for USD 9,272,000 (as of December 31, 2018 this amounts, when translated to pesos, to $ 182,256 plus interest of $ 915 for a balance of $ 183,171), to Operadora Compañía Mexicana de Tubos, S.A. de C.V. for USD 1,900,000 (as of December 31, 2018 this amounts, when translated to pesos, to $ 37,347 plus interest of $ 885 for a balance of $ 38,232) and to Compañía Manufacturera de Tubos, S.A. de C.V. for USD 2,209,600 (as of December 31, 2018 this amounts, when translated to pesos, to $ 43,433 plus interest of $ 1,039, for a balance of $ 44,472). The agreed interest rate for these loans is the equivalent of the LIBOR rate plus 1 percentage point, which will be payable upon settlement of these loans. These loans and interest were paid off in the month of May 2019, according to agreements between the parties.

	December 31,
	2 0 1 8	As restated 2 0 1 7
Long term
Accounts receivable:
Industrias CH, S.A.B. de C.V.	$648,281	$648,281
	$648,281	$648,281
Loans to related parties: Industrias CH, S.A.B de C.V.	$730,278	$530,281
Perfiles Comerciales Sigosa, S.A. de C.V.	579,047	806,397
Proyectos Comerciales el Ninzi, S.A. de C.V.	376,790	1,695,921
	$1,686,115	$3,032,599
Total, long term	$2,334,396	$3,680,880

The account receivable with Industrias CH, S.A.B. de C.V. corresponds mainly to ISR balances to be recovered, due to the fact that some companies consolidated ISR for tax purposes until 2013 with this company.

In 2017, loans in USD and pesos, were granted to Industrias CH, S.A.B. de C.V. The one in USD for USD 21,400,000 (as of December 31, 2017 this amounts, when translated to pesos, to $422,338 plus interest of $9,200 for a balance of $431,538); the agreed interest rate for this loan is the equivalent of the LIBOR rate plus 1 percentage point. The loan in pesos for $89,363 plus interest of $9,380 for a balance of $98,743. The agreed interest rate for this loan is the equivalent of the TIIE rate plus 1 percentage point. These granted loans in USD and pesos amount to $530,281 as of December 31, 2017.

In 2018, loans in USD and pesos, were granted to Industrias CH, S.A.B. de C.V. The one in USD for USD 25,400,000 (as of December 31, 2018 this amounts, when translated to pesos, to $499,278 plus interest of $19,653 for a balance of $518,931); the agreed interest rate for this loan is the equivalent of the LIBOR rate plus 1 percentage point. The loan in pesos for $186,752 plus interest of $21,881 plus the VAT of $2,714 for a balance of $211,347. These granted loans in USD and pesos including interest amount to $730,278 as of December 31, 2018.

In 2016, a revolving loan of USD 32,928,400, was granted to Perfiles Comerciales Sigosa, S.A. de C.V. (subsidiary of Industrias CH, S.A.B. de C.V.) which amounts to Ps 680,432 plus an interest of $24,632 leaving a balance of $705,064 as of December 31, 2016. As of January 12, 2017, the debt was converted to Mexican pesos at the exchange rate of $ 21.9076 for 1 USD, for which the debt amounted to $ 721,382. As of December 31, 2017, the balance amounted to $ 806,397, debt of $721,382 plus the 2016 interest of $24,632 and the 2017 interest of $60,383. This loan was taken at an interest rate equivalent to the TIIE rate plus 1 percentage point, the 2018 interest was $ 65,664, and payments were received for $296,959 plus an adjustment of $3,945 derived from the conversion to national currency, leaving a balance of $579,047 as of December 31, 2018. The term of the loan is indefinite but could be terminated by any of the parties thirty days in advance with a written notice.

In 2016, a revolving loan of $ 1,549,352, was granted to Proyectos Comerciales el Ninzi, S.A. de C.V., at an interest rate equivalent to the TIIE rate plus 1 percentage point, which will have to be paid when the loan is paid off. The interest up to that date were $18,906 plus the value added tax of $2,790 leaving a balance of $1,571,048 as of December 31, 2016. The 2017 interest was $124,873 leaving a balance of $1,695,921 as of December 31, 2017. The 2018 interest was $136,022 and payments were received for $1,455,153 leaving a balance of $376,790 as of December 31, 2018. The term of the loan is indefinite but could be terminated by any of the parties thirty days in advance with a written notice.

In the case of the loan and interest with the subsidiaries of Industrias CH, S.A.B. de C.V., if they are not paid by them, the loan and interests will be paid by Industrias CH, S.A.B. de C.V., main shareholder of Grupo Simec S.A.B. de C.V.

In the case of the loan and interest with Proyectos Comerciales el Ninzi, S.A. de C.V., if they are not paid by them, the loan and interest will be paid by either its parent company, Controladora VG, S.A. de C.V. (“CVG”), or by Mr. Rufino Vigil, main shareholder of Industrias CH, S.A.B. de C.V., who is the main shareholder of Grupo Simec S.A.B. de C.V.

	December 31,
	2 0 1 8	As restated 2 0 1 7
Accounts payable:

Aceros y Laminados Sigosa, S.A. de C.V.	$1,854	$1,854
Industrias CH, S.A.B. de C.V.	205,879	205,902
Perfiles Comeciales Sigosa, S.A. de C.V.		2,096
Holding Protel, S.A. de C.V.		1,593
Pytsa Industrial, S.A. de C.V.		3,083
Operadora Perfiles Sigosa, S.A. de C.V.	112,587	11,777
Operadora Pytsa Industrial, S.A. de C.V.	5,185	20,381
Tuberias Procarsa, S.A. de C.V.	1,942	3,866
Compañia Manufacturera de Tubos, S.A. de C.V.	6,220
Others	924	1,124
	$334,591	$251,676

The balance of Compañia Manufacturera de Tubos, S.A. de C.V. as of December 31, 2018 corresponds to an extra payment which will be returned in 2019. The other accounts payable correspond to services and / or purchases of finished products according to their activity.

Loans from related parties:
Industrias CH, S.A.B. de C.V.	$		$226,820
Tuberias Procarsa, S.A. de C.V.			591,789
Procarsa Tube and Pipe Co.			59,648
Pytsa Industrial de Mexico, S.A. de C.V.			102,550
			980,807
Total		$334,591	$1,232,48384

As of December 31 2017, the balances payable to Industrias CH, S.A.B. de C.V., Tuberias Procarsa, S.A. de C.V., Procarsa Tube and Pipe Co. and Pytsa Industrial de México, S.A. de C.V., correspond, mainly, to loans received in U.S. Dollars, equivalent to USD $ 50 million, with an indefinite term, which generate interest at the 0.25% annual rate primarily to finance acquisitions, debt redemptions and bank loan amortization and interest payments. In the case of Industrias CH, S.A.B. de C.V., in 2016 a part of the loan was restructured in MX, Pesos.